Organization and Nature of Business (Details) (USD $)	Sep. 30, 2013	Apr. 15, 2013
Organization and Nature of Business
Common stock, shares authorized	500,000,000	1,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01